Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 19, 2017
Registrant Name	RMB INVESTORS TRUST
Central Index Key	0000030126
Amendment Flag	false
Document Creation Date	Dec. 19, 2017
Document Effective Date	Dec. 20, 2017
Prospectus Date	Dec. 20, 2017
RMB International Small Cap Fund | Class I
Prospectus:
Trading Symbol	RMBSX
RMB International Fund | Class I
Prospectus:
Trading Symbol	RMBTX
RMB Japan Fund | Class I
Prospectus:
Trading Symbol	RMBPX